1095 Avenue of the Americas New York, NY +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com

JEREMY SENDEROWICZ jeremy.senderowicz@dechert.com +1 212 641 5669 Direct +1 212 698 3559 Fax

May 28, 2013

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	DBX ETF Trust
Securities Act File No. 333-170122
Investment Company Act File No. 811-22487

Ladies and Gentlemen:

On behalf of DBX ETF Trust (the “Trust”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information contained in Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A, filed on May 21, 2013, constituting the most recent amendment to this Registration Statement (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on May 21, 2013, accession number 0001193125-13-229414.

If you have any questions, please do not hesitate to contact Jeremy Senderowicz at (212) 641-5669.

Very truly yours,

/s/ Jeremy Senderowicz
Jeremy Senderowicz

US    Austin    Boston    Charlotte    Hartford     New York    Orange County    Philadelphia    Princeton    San Francisco    Silicon Valley    Washington DC    EUROPE Brussels    London    Luxembourg    Moscow    Munich    Paris    ASIA    Beijing    Hong Kong